Summary of Significant Accounting Policies - Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Interest income	¥ 1,102,493	¥ 1,320,510	¥ 1,290,016
Less: Interest expense	(53,114)	(146,306)	(73,846)
Net interest income	¥ 1,049,379	¥ 1,174,204	¥ 1,216,170